Fair Value Measurements (Details) - EBP 015 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 2,951,643	$ 2,635,754
Fully benefit-responsive investment contracts at contract value	179,200	206,403
Total investments	3,130,843	2,842,157
Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,199	12,283
Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	193,537	177,055
Other Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	246,970	229,278
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		69,877
Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,484,300	2,147,261
Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,637
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	467,343	488,493
Level 1 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	21,199	12,283
Level 1 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	193,537	177,055
Level 1 | Other Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	246,970	229,278
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		69,877
Level 1 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 1 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	5,637
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,484,300	2,147,261
Level 2 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Other Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 2 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,484,300	2,147,261
Level 2 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Cash and Cash Equivalents
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Other Equities
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value		0
Level 3 | Common/Collective Trust Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	$ 0
Level 3 | Self-directed brokerage account
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0